Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 701	$ 1,812
Other receivables	3	3
Marketable securities	641	165
Prepaid and deposit	5	4
Total current assets	1,350	1,984
Non-current assets:
Mineral properties	28,236	28,679
Reclamation bonds	34	34
Total noncurrent assets	28,270	28,713
Total Assets	29,620	30,697
Current liabilities:
Accounts payable and accrued liabilities	222	112
Convertible notes		402
Derivative liabilities - convertible		150
Total current liabilities	222	664
Non-current liability
Derivative liabilities - warrants	51	26
Total Liabilities	273	690
Shareholders' Equity
Share capital	101,553	101,424
Contributed surplus	19,406	19,212
Deficit	(91,612)	(90,629)
Shareholders' Equity	29,347	30,007
Total Liabilities and Shareholders' Equity	$ 29,620	$ 30,697